MH ELITE PORTFOLIO OF FUNDS TRUST

MH Elite Small Cap Fund of Funds

MH Elite Fund of Funds

MH Elite Select Portfolio of Funds

MH Elite Income Fund of Funds

Incorporated herein by reference is the definitive version of the prospectus for the MH ELITE PORTFOLIO OF FUNDS TRUST filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 6, 2019 (SEC Accession No. 0001162044-19-000277).